BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES - Remuneration of key management personnel (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Salaries and other short-term employee benefits	₺ 1,442,445	₺ 1,321,469	₺ 1,127,276
Key management personnel
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Share based payments	216,074	₺ 235,534	₺ 201,079
Share based payments, equity-settled	76,098
Share based payments, modified to cash-settled	₺ 139,976